IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Credit related commitments	$ 381,042	$ 337,092
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	301,343	268,089
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	50,578	39,186
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	15,775	14,565
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,174	12,907
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	194	196
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	978	2,149
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	49,440	39,474
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,324
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	43,002
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,101
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	35
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	978
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	28,564	24,451
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,907
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,561
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,511
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,522
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	63
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	10,516	11,188
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,357
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,015
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,435
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	680
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	29
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,343	8,798
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,972
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,690
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	658
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	23
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	7,902	6,427
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,149
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,740
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	25,284	20,638
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	24,371
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	609
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	292
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	12
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	57,866	51,245
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	57,189
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	636
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	29
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,678	1,714
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,625
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	53
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	188,449	$ 173,157
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 188,449